Inventories (Table)	6 Months Ended
Jun. 30, 2017
Inventories Table
Schedule of Inventories

	June 30, 2017	December 31, 2016
Satellite equipment for sale under construction	$197,645	$197,645
Parts	15,959	11,029
Supplies	723	6,437
	214,327	215,111
Allowance for inventory loss	(4,590)	(5,382)
Net	$209,737	$209,729